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Macquarie Global Listed Infrastructure ETF
Macquarie Global Listed Infrastructure ETF
What is the Fund’s investment objective?

Macquarie Global Listed Infrastructure ETF seeks to deliver total return that consists of both capital growth and income by investing in infrastructure companies making a contribution to sustainable investment outcomes.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Macquarie Global Listed Infrastructure ETF Macquarie Global Listed Infrastructure ETF
Management fees	0.49%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.01%	[2]
Total annual Fund operating expenses	0.50%	[3]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Macquarie Global Listed Infrastructure ETF | Macquarie Global Listed Infrastructure ETF | USD ($)	51	160

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from November 28, 2023 (commencement of Fund operations) to March 31, 2024, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Macquarie Global Listed Infrastructure ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in global listed infrastructure companies that meet the Fund’s sustainable investment criteria. The Fund will invest in securities of companies that are located throughout the world, including the United States. The Fund will rely on the country where the issuer is incorporated, is headquartered or has its principal place of business in determining the location of an issuer. The Fund may invest in equity securities of non-U.S. companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations, or the countries’ governments. The Fund will primarily invest in emerging markets securities of countries included in the MSCI Emerging Markets Index.

In seeking investments in sustainable companies, Delaware Management Company, the Fund’s investment adviser (Manager) identifies companies that have the capacity to contribute to the objectives of climate change mitigation, climate change adaptation and/or positive social impact. Companies contributing to the objective of climate change mitigation are those that are decarbonizing their own activities or assisting with the decarbonization of their surrounding economies. Companies contributing towards climate change adaptation are those investing in critical infrastructure assets and associated natural resources to improve their resilience and reliability. The Fund may also invest in infrastructure companies that are generating positive social impact through the promotion of social inclusion (i.e., expanding the availability of infrastructure services) and equal access to infrastructure assets (i.e., ensuring the provision of services regardless of financial status) that are essential for daily life and economies, such as energy, sanitation, transport and digital connectivity.

The investment process uses a proprietary process to identify investments that exhibit carbon reductions targets, such as net zero, with low or declining carbon emissions, material investments in assets that contribute to systematic decarbonization and/or investments to increase infrastructure resilience, as well as companies making commitments to improving affordability of, and access to infrastructure. When assessing whether a company meets the Manager’s sustainability objectives noted above, the Manager will rely on third-party data providers such as non-governmental organizations, sell-side research and environmental, social and governance (ESG) data providers, company websites and other disclosures, typically through corporate sustainability reports, public commitments or other investor communications, as well as information obtained from direct engagement with a company. In selecting Fund investments, the Manager also applies a harm-based exclusion screening process to exclude certain companies involved in coal, weapons, and tobacco industries, or that have serious violations of the UN Global Compact. The Fund may invest up to 20% of its net assets in securities that do not meet the Fund’s sustainable investment criteria of climate change mitigation, climate change adaptation and/or positive social impact so long as such securities meet the harm-based exclusion screen test. While the Manager identifies and selects the data points it deems relevant to meeting the Fund’s harm-based exclusion screening criteria, metrics relating to this criteria will be obtained primarily from external sources, including company websites and other disclosures and third-party data providers such as non-governmental organizations, sell-side research and ESG data providers.

The Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach to seek to identify high-quality, global listed infrastructure companies. The Manager also uses the research process to identify top-down factors that impact portfolio construction. The Manager considers a number of factors in selecting individual investments for the Fund’s portfolio, including the valuation and quality analysis on each potential investment and the Manager’s sustainability analysis described above. The Manager also undertakes due diligence comprising qualitative and quantitative assessments in order to assess the quality of a company’s assets and management teams, the nature of regulation and/or contracts, strength of its balance sheet and sovereign risks. The Fund will typically invest in “pure” infrastructure companies, which the Manager defines as companies that derive greater than 80% of their enterprise value from “pure” infrastructure assets, which typically consist of: regulated utilities, such as electric and gas transmission and distribution, water and sewage; energy infrastructure, which consists of energy transport and storage companies; transportation, such as airports, toll roads, seaports and railways; and communications, which includes cell phone tower companies. The Fund may invest in high quality companies of any size; however, the Manager may exclude companies below a market capitalization of $2 billion that it deems not sufficiently liquid, and large capitalization companies that the Manager believes have limited free float (i.e., shares of the company available to the public).

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current valuation and sustainability criteria. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund's holdings and investment strategy.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Global Listed Infrastructure ETF performed?

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at etf.macquarie.com or by calling 844-469-9911.

Macquarie Global Listed Infrastructure ETF | Risk Lose Money [Member]
Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Macquarie Global Listed Infrastructure ETF | Risk Money Market Fund Price Fluctuates [Member]
Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Global Listed Infrastructure ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund may not be appropriate for all investors.
Macquarie Global Listed Infrastructure ETF | Market risk [Member]

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Macquarie Global Listed Infrastructure ETF | Large-capitalization company risk [Member]

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Macquarie Global Listed Infrastructure ETF | Sustainability risk [Member]

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.

Macquarie Global Listed Infrastructure ETF | Active management and selection risk [Member]

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Macquarie Global Listed Infrastructure ETF | Company size risk [Member]

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Macquarie Global Listed Infrastructure ETF | Infrastructure industry risk [Member]

Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.

Macquarie Global Listed Infrastructure ETF | Foreign and emerging markets risk [Member]

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards or auditing and financial recordkeeping standards. Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.

The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Macquarie Global Listed Infrastructure ETF | Liquidity risk [Member]
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Macquarie Global Listed Infrastructure ETF | Industry and sector risk [Member]

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.

Macquarie Global Listed Infrastructure ETF | Government and regulatory risk [Member]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Macquarie Global Listed Infrastructure ETF | ETF risk [Member]

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.
•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Macquarie Global Listed Infrastructure ETF | New fund risk [Member]

New fund risk — The Fund is a newly organized, diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (the “Board") may determine to liquidate the Fund.

Macquarie Energy Transition ETF
Macquarie Energy Transition ETF
What is the Fund’s investment objective?
Macquarie Energy Transition ETF seeks to provide long-term growth of capital.
What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Macquarie Energy Transition ETF Macquarie Energy Transition ETF
Management fees	0.79%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Acquired fund fees and expenses	0.02%	[2]
Total annual Fund operating expenses	0.81%	[3]
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The Acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[3]	The total annual Fund operating expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Macquarie Energy Transition ETF | Macquarie Energy Transition ETF | USD ($)	83	259

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from November 28, 2023 (commencement of Fund operations) to March 31, 2024, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Macquarie Energy Transition ETF seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of securities in the energy, materials, industrial, renewable energy, and utilities sectors that meet the Fund’s investment criteria noted below. The investment criteria includes companies that meet the Manager’s definition of “transition enablers” or “responsible producers,” as further described below. The Fund’s strategy seeks to realize inefficiencies in the global transition to cleaner, lower carbon energy in a world of increasing energy demand and uncertain energy supply. The Fund may invest in companies of any size and located across the world; however, the Fund generally will focus its investments on companies domiciled in North America.

The Fund seeks to invest its assets primarily in two types of companies. The first group of companies are ones that Delaware Management Company, the Fund’s investment adviser (Manager) believes are facilitating the transition to new, lower carbon energy sources, such as solar or wind energy, as well as the increasing electrification of areas that have traditionally relied on fossil fuels, such as transportation. The Manager considers these companies to be “transition enablers” that have a portion of their business committed to actively developing and/or exposed to products and services designed to produce lower-emitting alternatives to fossil fuels, or providers of services or materials required for the energy transition or low greenhouse gas energy production. In seeking to identify “transition enablers,” the Manager uses proprietary and third-party research to determine what technologies have the greatest likelihood of succeeding and profiting from the energy transition. The Manager then uses this macro view to determine the individual components and services that will be required to fully deploy these technologies. For example, the Manager believes the deployment of solar, wind power and electric vehicles are likely to witness an increase in demand from the energy transition, while basic materials essential to the production and implementation of such technologies (e.g., copper or aluminum), will also serve as catalysts for an energy transition.

The second category of companies, “responsible producers,” includes traditional energy exploration and production companies with the potential to transition to lower emission power production, as well as providers of materials needed to augment low greenhouse gas (GHG) energy production. To be classified in this category the companies must be producers that are actively working toward reducing, displacing and/or sequestering their GHG emissions, potentially including companies that currently have a high level of absolute GHG emissions. Companies in this category also need to produce in a responsible manner by limiting/controlling water usage/discharge and spills and operate in a socially responsible manner (for example no use of child labor) while ensuring proper governance especially when operating in higher risk jurisdictions. “Higher risk jurisdictions” are those that may have corruption, poverty, and violence, in addition to looser safety regulations, child labor risks, modern slavery risks, and bribery. The Manager carefully analyzes each company, utilizing company disclosures, third party research and proprietary analysis, to determine whether a company is properly identifying, monitoring and addressing these social and governance issues and risks, particularly when such companies operate in jurisdictions exhibiting these high-risk characteristics.

To be considered a “responsible producer,” companies must have a significant portion of its business committed to responsible production, which might include low carbon production, limited methane, responsible water usage, careful reclamation, or limited flaring in oil and gas production. Importantly, the proportion of energy or mining such companies produce responsibly is expected to increase or at least remain constant. Companies are required to remain focused on the cleanest approaches to production, rather than a full transition to significantly lower emission power production. Nuclear energy is included in this category on the basis it provides a low emission source of base load power, complimenting the low emission but intermittent power provided by renewables.

The Manager conducts an initial screening of the universe of “transition enablers and ”responsible producers“ using its proprietary environmental framework for companies that leverages the Manager’s own views, in-house knowledge base and best practices, along with external resources like Sustainalytics and Bloomberg. The Manager then analyzes each investable opportunity that fits the criteria of a ”transition enabler“ or ”responsible producer.“ While the Fund will invest in both companies that the Manager considers to be ”transition enablers“ and companies it considers ”responsible producers“, the Manager expects that ”transition enabler“ companies will gradually take an increasing share of the portfolio over the long-term. Also, investments can be made in securities that may score poorly on a particular ESG metric if the risk is properly disclosed and is being monitored and addressed and the company otherwise passes the Manager’s screen of ”transition enablers“ and ”responsible producers.“ The Manager’s proprietary fundamental process analyzes the environmental attributes of portfolio companies involved in oil and gas and materials extraction, refining or fabrication. For companies involved in renewable energies or lower carbon technologies, the environmental and sustainability attributes are analyzed using third party research. Investments can be made in securities that may have been identified as having heightened environmental, social or governance risks if those risks are properly disclosed and are being monitored and addressed.

The Manager then uses a proprietary fundamental process to analyze each investable opportunity. The Manager evaluates these “responsible producers” as well as “transition enablers” on various financial measures to determine which companies present an attractive risk/reward. Financial measures include 1) sector and company growth profile; 2) relative financial multiples; 3) net asset value; 4) balance sheet and cash flow analysis; and 5) various other financial measures depending on the industry and opportunity. Position sizing is determined based on numerous risk factors such as 1) security domicile; 2) company asset domicile; 3) financial risk; 4) security liquidity; and 5) sub-sector exposures. The portfolio is constantly monitored to maximize returns while reducing risk. Positions presenting a more favorable risk/return profile will typically be larger positions within the Fund’s portfolio. The Manager’s proprietary fundamental process analyzes the environmental attributes of portfolio companies involved in oil and gas and materials extraction, refining or fabrication.

Generally, in determining whether to sell a security, the Manager uses the same type of analysis that it uses when buying securities to determine whether the security continues to be a desired investment for the Fund, including consideration of the security’s current valuation. Additionally, the Manager may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash. Positions will be exited if the Manager believes they no longer are favorably valued or they no longer meet the Manager’s criteria as a “responsible producer” or “transition enabler” based on new information that becomes available to the Manager.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund's holdings and investment strategy.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Energy Transition ETF performed?

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at etf.macquarie.com or by calling 844-469-9911.

Macquarie Energy Transition ETF | Risk Lose Money [Member]
Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Macquarie Energy Transition ETF | Risk Money Market Fund Price Fluctuates [Member]
Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Energy Transition ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund may not be appropriate for all investors.
Macquarie Energy Transition ETF | Market risk [Member]

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Macquarie Energy Transition ETF | Large-capitalization company risk [Member]

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Macquarie Energy Transition ETF | Sustainability risk [Member]

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.

Macquarie Energy Transition ETF | Active management and selection risk [Member]

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Macquarie Energy Transition ETF | Company size risk [Member]

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Macquarie Energy Transition ETF | Foreign and emerging markets risk [Member]

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards or auditing and financial recordkeeping standards. Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.

The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Macquarie Energy Transition ETF | Liquidity risk [Member]
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Macquarie Energy Transition ETF | Industry and sector risk [Member]

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as energy, materials or utilities) will decline because of changing expectations for the performance of that industry or sector.

Macquarie Energy Transition ETF | Government and regulatory risk [Member]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Macquarie Energy Transition ETF | ETF risk [Member]

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.
•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Macquarie Energy Transition ETF | New fund risk [Member]

New fund risk — The Fund is a newly organized, diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (the “Board”) may determine to liquidate the Fund.

Macquarie Energy Transition ETF | Energy sector risk [Member]

Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments; the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects. To the extent the Fund focuses its investments in the energy sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Energy Transition ETF | Materials sector risk [Member]

Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. To the extent the Fund focuses its investments in the materials sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Energy Transition ETF | Industrial sector risk [Member]

Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector. Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. To the extent the Fund focuses its investments in the industrial sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Energy Transition ETF | Renewable energy sector risk [Member]

Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector. To the extent the Fund focuses its investments in the renewable energy sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Energy Transition ETF | Utilities sector risk [Member]

Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations. To the extent the Fund focuses its investments in the utilities sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Energy Transition ETF | Third party data provider risk [Member]

Third party data provider risk — In evaluating issuers, the Manager may rely upon information and data, including from third party data providers and companies. The data obtained from third-party data providers or companies may be limited, incomplete, inaccurate, or unavailable, or may present conflicting information and data with respect to an issuer, which in each case could cause the Manager to incorrectly assess an issuer’s business practices as they relate to the Fund’s investment criteria. In addition, such third-party data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by such providers and may lack standardization, consistency, and transparency. As a result, there exists a risk that the Manager may incorrectly assess a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio, or that the Fund may underperform funds that do not screen or score companies based on similar investment criteria or funds that use different third-party data providers.

Macquarie Tax-Free USA Short Term ETF
Macquarie Tax-Free USA Short Term ETF
What is the Fund’s investment objective?

Macquarie Tax-Free USA Short Term ETF seeks to provide a high level of current interest income that is exempt from federal income tax, and attempts to preserve capital by investing in short term municipal obligations.

What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Macquarie Tax-Free USA Short Term ETF Macquarie Tax-Free USA Short Term ETF
Management fees	0.29%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.29%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Macquarie Tax-Free USA Short Term ETF | Macquarie Tax-Free USA Short Term ETF | USD ($)	30	93

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from November 28, 2023 (commencement of Fund operations) to March 31, 2024, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, Macquarie Tax-Free USA Short Term ETF will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities the income from which is exempt from federal income tax, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with short durations until maturity and will typically have a dollar-weighted average effective maturity of between 1 and 5 years. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate change. For example, if the Fund holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%. Delaware Management Company, the Fund’s investment adviser (Manager) will adjust the average maturity of the bonds in the Fund’s portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital.

The Manager analyzes economic and market conditions, seeking to identify the securities or market sectors that it thinks are the best investments for the Fund. The following is a general description of the investment strategies used to manage the Fund and a list of securities in which the Fund may invest.

The Fund will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. The Fund may also invest in debt obligations issued by or for the District of Columbia, and the political subdivisions, agencies, authorities, and instrumentalities or territories and possessions (such as the Commonwealth of Puerto Rico, Guam, and the US Virgin Islands) of the United States that are exempt from federal income tax. The types of municipal debt obligations in which the Fund may invest include, but are not limited to, advance refunded bonds, revenue bonds, general obligation bonds, insured municipal bonds, private activity bonds, municipal leases, and certificates of participation.

The Fund will generally invest in securities for income rather than seeking capital appreciation through active trading. However, the Manager may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, the Fund may realize capital gains that could be taxable to shareholders or they may realize losses.

During the security selection process, the Manager will assess each security based on certain sustainability factors and for the potential for such factors to have a positive impact on the local community where the municipal debt obligations are issued. A score is determined based on environmental, social and governance factors. Environmental factors include, but are not limited to, compliance with environmental regulations, flood and earthquake risk, pollution and climate impact. A security’s social factors include, but are not limited to, demographics, labor management, community relations and affordability. Governance factors include, but are not limited to, management oversight, transparency, and disclosure practices. The Manager relies on its internal credit team of analysts that assign internal ratings and ESG scores to all potential investments. The Manager will assign a sustainability score of 3 to securities with neutral sustainability related characteristics, a score of 1 or 2 to securities with positive sustainability characteristics, and a score of 4 or 5 with negative sustainability characteristics. A security with a score of 4 or 5 is automatically disqualified from inclusion in the Fund’s portfolio. The Manager will seek to sell a security held by the Fund if the security’s sustainability score drops below 3 and, in the Manager’s view, the change in score is not temporary. The Fund may invest in securities with a sustainability score of 3 if, in the Manager’s view, such security meets the Fund’s investment objective.

The Fund may invest up to 20% of its net assets in high yield municipal securities (junk bonds), which are rated less than BBB- by S&P or comparably rated by other Nationally Recognized Statistical Ratings Organizations or if unrated, determined to be of comparable quality by the Manager. The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may invest to a greater extent in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit its investment needs.

The Fund’s investment objective is nonfundamental. This means that the Fund’s Board of Trustees (the “Board”) may change the objective without obtaining shareholder approval. If the objective were changed, the Fund would notify shareholders at least 60 days before the change became effective.

What are the principal risks of investing in the Fund?

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Tax-Free USA Short Term ETF performed?

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at etf.macquarie.com or by calling 844-469-9911.

Macquarie Tax-Free USA Short Term ETF | Risk Lose Money [Member]
Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Macquarie Tax-Free USA Short Term ETF | Risk Money Market Fund Price Fluctuates [Member]
Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Tax-Free USA Short Term ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund may not be appropriate for all investors.
Macquarie Tax-Free USA Short Term ETF | Market risk [Member]

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Macquarie Tax-Free USA Short Term ETF | Sustainability risk [Member]

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.

Macquarie Tax-Free USA Short Term ETF | Active management and selection risk [Member]

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Macquarie Tax-Free USA Short Term ETF | Liquidity risk [Member]
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Macquarie Tax-Free USA Short Term ETF | Industry and sector risk [Member]
Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.
Macquarie Tax-Free USA Short Term ETF | Government and regulatory risk [Member]

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

Macquarie Tax-Free USA Short Term ETF | ETF risk [Member]

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.

•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Macquarie Tax-Free USA Short Term ETF | New fund risk [Member]

New fund risk — The Fund is a newly organized, diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board may determine to liquidate the Fund.

Macquarie Tax-Free USA Short Term ETF | Interest rate risk [Member]

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Macquarie Tax-Free USA Short Term ETF | High yield (junk bond) risk [Member]

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Macquarie Tax-Free USA Short Term ETF | Credit risk [Member]

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Macquarie Tax-Free USA Short Term ETF | Call risk [Member]

Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

Macquarie Tax-Free USA Short Term ETF | Alternative minimum tax risk [Member]

Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

Macquarie Tax-Free USA Short Term ETF | Geographic concentration risk [Member]

Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

Macquarie Focused Large Growth ETF
Macquarie Focused Large Growth ETF
What is the Fund’s investment objective?
Macquarie Focused Large Growth ETF seeks to provide growth of capital.
What are the Fund’s fees and expenses?

The following table describes the fees and expenses that you will incur if you buy, hold, and sell shares of the Fund. You may also incur other fees, such as usual and customary brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Macquarie Focused Large Growth ETF Macquarie Focused Large Growth ETF
Management fees	0.44%
Distribution and service (12b-1) fees	none
Other expenses	none	[1]
Total annual Fund operating expenses	0.44%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Macquarie Focused Large Growth ETF | Macquarie Focused Large Growth ETF | USD ($)	45	141

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund was not in operation as of the fiscal year ended March 31, 2024, it does not have portfolio turnover information to report.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Macquarie Focused Large Growth ETF (the “Fund”) will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The Fund is non-diversified, meaning that it may invest a significant portion of its assets in a limited number of issuers.

“Large capitalization companies” are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index. While the market capitalizations of companies in the Russell 1000® Growth Index ranged from approximately $641 million to $3.4 trillion as of June 30, 2024, the Fund normally will invest in common stocks of companies with market capitalizations of at least $10 billion at the time of purchase.

The Fund’s securities will primarily include equity securities of growth-oriented companies selected by Delaware Management Company, the Fund’s investment adviser (“Manager”) that the Manager believes are high quality and have competitively advantaged business models and growth potential over the long term. “Growth-oriented companies” are those whose revenue the Manager believes are likely to grow faster than the U.S. economic growth. The Manager constructs the Fund’s portfolio using a two-sided quality analysis process that includes a qualitative quality analysis and a quantitative quality analysis. As part of its qualitative analysis, the Manager uses a research-oriented, bottom-up (researching individual issuers) investment approach, assessing the current and forecasted investment opportunities and conditions, as well as diversification and risk considerations, to seek to identify companies that, in the Manager’s view, have durable competitive advantages. A competitively advantaged business model can be defined by such factors as brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term.

Through the qualitative and quantitative framework described above, the Manager arrives at a narrowed universe that it refers to as the “Franchise Growth Universe” which typically consists of approximately 100 companies. Companies in the Franchise Growth Universe compete for inclusion in the Fund’s focused portfolio based on business durability, risk/reward and other portfolio construction considerations such as a proprietary 3-to-5-year IRR (internal rate of return) assessment. The Manager believes that portfolio focus is paramount to capturing the benefits of successful quality-first stock selection, and accordingly the Fund will typically own a limited number of stocks (generally 15 to 25 companies).

Generally, the Fund’s Manager employs a consistent, rigorous analysis for determining whether to sell a security as its uses when buying a security. This analysis centers on aligning each investment with the Fund’s objectives and ensuring it remains an optimal choice for achieving the Fund’s goals. The Manager may sell a security for various reasons, including: (i) industry deterioration: a weakening in industry structure, such as new competition or irrational competitors, may prompt us to exit an investment due to increased risk; (ii) loss of competitive edge: a change in a company’s competitive advantage can have negative ramifications on forward stability, profitability and growth and may be cause for an exit; (iii) ineffective management: if management performance falls short of expectations or harms the company’s prospects, we may divest the holding; and/or (iv) limited upside potential: we may sell a security if its future appreciation potential appears limited, allowing us to allocate resources towards more promising opportunities. The Manager also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Fund may invest in foreign securities through the use of American depositary receipts (ADRs), which are receipts issued by a depositary (usually a US bank) and represent the bank’s holdings of a stated number of shares of a foreign corporation. Generally, an ADR entitles the holder to all payments of interest, dividends, and capital gains earned by the underlying foreign shares. ADRs are generally denominated in US dollars and are bought and sold on a US stock exchange in the same manner as US securities.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Quantitative support from MIMGL may include portfolio analytics and research and other quantitative analysis relating to the Fund’s portfolio holdings and strategy.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. Unlike many ETFs, the Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund’s principal risks include:

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Macquarie Focused Large Growth ETF performed?

The Fund does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available on the Fund’s website at etf.macquarie.com or by calling 844-469-9911

Macquarie Focused Large Growth ETF | Risk Lose Money [Member]
Investing in any exchange-traded fund involves the risk that you may lose part or all of the money you invest.
Macquarie Focused Large Growth ETF | Risk Money Market Fund Price Fluctuates [Member]
Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Focused Large Growth ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund may not be appropriate for all investors.
Macquarie Focused Large Growth ETF | Market risk [Member]

Market risk — The risk that all or a majority of the securities in a certain market - such as the stock or bond market - will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Macquarie Focused Large Growth ETF | Large-capitalization company risk [Member]

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Macquarie Focused Large Growth ETF | Active management and selection risk [Member]

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Macquarie Focused Large Growth ETF | Liquidity risk [Member]
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Macquarie Focused Large Growth ETF | Industry and sector risk [Member]

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.

Macquarie Focused Large Growth ETF | Government and regulatory risk [Member]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Macquarie Focused Large Growth ETF | ETF risk [Member]

ETF risk — The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks: “Authorized participants, market makers and liquidity providers concentration risk,” “Secondary Market Trading Risk” and “Shares may trade at prices other than NAV risk.”

•	Authorized participants, market makers and liquidity providers concentration risk — Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace, and they have no obligation to submit creation or redemption orders. To the extent either of the following events occur, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. These events, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. A diminished market for an ETF’s shares substantially increases the risk that a shareholder may pay considerably more or receive significantly less than the underlying value of the ETF shares bought or sold.
•	Secondary market trading risk — Although the Fund’s shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in the Fund’s shares on the Exchange may be halted. An exchange or market may also issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process or affect the price at which shares trade in the secondary market.
•	Shares may trade at prices other than NAV risk — As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings, while the trading price of the shares fluctuates continuously throughout trading hours on the Exchange, based on both the relative market supply of, and demand for, the shares and the underlying value of the Fund’s holdings. As a result, although it is expected that the market price of the Fund’s shares will approximate the Fund’s NAV, there may be times when the market price of the Fund’s shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Macquarie Focused Large Growth ETF | New fund risk [Member]

New fund risk — The Fund is a newly organized, non-diversified management investment company with limited operating history. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of Trustees of the Trust (the “Board”) may determine to liquidate the Fund.

Macquarie Focused Large Growth ETF | Growth stock risk [Member]

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Macquarie Focused Large Growth ETF | Limited number of securities risk [Member]

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a fund’s value and total return because the fund may hold larger positions in fewer securities than other funds. In addition, a fund that holds a limited number of securities may be more volatile than those funds that hold a greater number of securities.

Macquarie Focused Large Growth ETF | Nondiversification risk [Member]

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Macquarie Focused Large Growth ETF | Information technology sector risk [Member]

Information technology sector risk — Investment risks associated with the Fund’s investments in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. To the extent the Fund focuses its investments in the information technology sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Macquarie Focused Large Growth ETF | Foreign risk [Member]

Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic or trade sanctions, inadequate or different regulatory and accounting standards or auditing and financial recordkeeping standards, or the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares. Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.